Note 3 - Inventories - Components of Inventories (Details) (USD $)	Oct. 31, 2014	Oct. 31, 2013
Finished goods	$ 5,378,114	$ 5,569,539
Work in process	3,210,955	3,160,806
Raw materials	8,663,755	9,284,390
Production supplies	265,295	219,544
Total	$ 17,518,119	$ 18,234,279